Business Combination (Details) $ in Thousands			1 Months Ended		3 Months Ended	12 Months Ended
	Jun. 20, 2016 CNY (¥) shares	Mar. 10, 2014 CNY (¥) item shares	Apr. 30, 2016 CNY (¥)	Nov. 30, 2015	Dec. 31, 2015 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2013 CNY (¥)
Allocation of purchase price
Goodwill					¥ 29,050,000	$ 942,196		¥ 29,050,000	¥ 2,622,470,000	¥ 6,541,668,000	¥ 14,649,000
Amortization years						9 years 6 months	9 years 6 months	5 years 9 months 18 days
Goodwill impairment charge							¥ 0	¥ 2,593,420,000	0
Intangible assets impaired							¥ 0	¥ 156,709,000	0
Technology
Allocation of purchase price
Amortization years						6 years 8 months 12 days	6 years 8 months 12 days	4 years 10 months 24 days
Domain names and trademark
Allocation of purchase price
Amortization years						19 years 6 months	19 years 6 months	10 years
Advertising customer relationship
Allocation of purchase price
Amortization years						7 years 8 months 12 days	7 years 8 months 12 days	7 years
Logistic workforce
Allocation of purchase price
Amortization years						3 years	3 years	3 years
Non-compete Agreement
Allocation of purchase price
Amortization years						8 years	8 years	8 years
Class A ordinary shares | Huang River Investment Limited
Acquisition Of Certain Business, Equity Investment And Intangible Assets
Term within which shares cannot be transferred		3 years
Combined Platform Business
Allocation of purchase price
Goodwill impairment charge					2,593,420,000
Intangible assets impaired					156,709,000
Deferred tax liability reversed					¥ 27,796,000			¥ 27,796,000
Paipai.com
Allocation of purchase price
Transitional period				3 months
Shanghai Icson
Acquisition Of Certain Business, Equity Investment And Intangible Assets
Payment to acquire remaining equity interest			¥ 800,000,000
Transaction with Tencent
Acquisition Of Certain Business, Equity Investment And Intangible Assets
Period of agreement		5 years
Allocation of purchase price
Fair value of the Company's shares issued									¥ 11,644,310,000
Transaction with Tencent | Non-compete Agreement
Allocation of purchase price
Estimated useful lives (in years)		8 years
Transaction with Tencent | Huang River Investment Limited
Acquisition Of Certain Business, Equity Investment And Intangible Assets
Shares issued on a fully diluted basis (as a percent)		15.00%
Transaction with Tencent | Ordinary shares | Huang River Investment Limited
Acquisition Of Certain Business, Equity Investment And Intangible Assets
Ordinary shares issued as consideration for the Transaction | shares		351,678,637
Acquisition transaction
Allocation of purchase price
Fair value of the Company's shares issued		¥ 11,644,310,000
Transaction costs		20,705,000
Net cash acquired		1,015,552,000
Total Purchase price		11,665,015,000
Acquisition transaction | Logistic workforce
Allocation of purchase price
Intangible assets acquired		¥ 13,900,000
Amortization years		3 years
Acquisition transaction | Land use rights
Allocation of purchase price
Land use right		¥ 73,632,000
Amortization years		40 years
Acquisition transaction | Combined Platform Business
Acquisition Of Certain Business, Equity Investment And Intangible Assets
Business operation acquired (as a percent)		100.00%
Number of online marketplace platforms acquired | item		2
Allocation of purchase price
Fair value of the Company's shares issued		¥ 2,791,474,000
Cash		60,284,000
Other current assets		3,587,000
Property, plant and equipment, net		17,647,000
Current liabilities		(63,871,000)
Goodwill		2,593,420,000
Deferred tax liability		(41,893,000)
Acquisition transaction | Combined Platform Business | Technology
Allocation of purchase price
Intangible assets acquired		¥ 108,800,000
Amortization years		5 years
Acquisition transaction | Combined Platform Business | Domain names and trademark
Allocation of purchase price
Intangible assets acquired		¥ 33,100,000
Amortization years		10 years
Acquisition transaction | Combined Platform Business | Advertising customer relationship
Allocation of purchase price
Intangible assets acquired		¥ 80,400,000
Amortization years		7 years
Acquisition transaction | Strategic Cooperation, Non-compete, Investment in Shanghai Icson, Logistics workforce, Land use right, and Net cash acquired
Allocation of purchase price
Fair value of the Company's shares issued		¥ 8,852,836,000
Acquisition transaction | Shanghai Icson
Acquisition Of Certain Business, Equity Investment And Intangible Assets
Percentage of equity interest acquired		9.90%
Discount rate (as a percent)		22.00%
Allocation of purchase price
Investment in Shanghai Icson		¥ 252,779,000
Acquisition transaction | Shanghai Icson | Call option
Acquisition Of Certain Business, Equity Investment And Intangible Assets
Minimum price to be paid to acquire remaining equity interest in acquiree		¥ 800,000,000
Maximum period to acquire remaining interest in acquiree		3 years
Strategic Cooperation Agreement
Acquisition Of Certain Business, Equity Investment And Intangible Assets
Discount rate (as a percent)		17.50%
Allocation of purchase price
Intangible assets acquired		¥ 6,075,289,000
Amortization years		5 years
Non-compete Agreement
Acquisition Of Certain Business, Equity Investment And Intangible Assets
Discount rate (as a percent)		17.50%
Allocation of purchase price
Intangible assets acquired		¥ 1,442,389,000
Amortization years		8 years
Transaction with Walmart
Acquisition Of Certain Business, Equity Investment And Intangible Assets
Term within which shares cannot be transferred	5 years
Allocation of purchase price
Fair value of the Company's shares issued	¥ 9,592,258,000					$ 1,381,573	¥ 9,592,258,000
Total	¥ 9,592,258,000
Transaction with Walmart | Non-compete Agreement
Acquisition Of Certain Business, Equity Investment And Intangible Assets
Discount rate (as a percent)	17.00%
Allocation of purchase price
Intangible assets acquired	¥ 1,019,816,000
Amortization years	8 years
Estimated useful lives (in years)	8 years
Transaction with Walmart | Class A ordinary shares
Acquisition Of Certain Business, Equity Investment And Intangible Assets
Ordinary shares issued as consideration for the Transaction | shares	144,952,250
Shares issued on a fully diluted basis (as a percent)	5.00%
Transaction with Walmart | YHD marketplace
Allocation of purchase price
Property, plant and equipment, net	¥ 65,887,000
Goodwill	5,755,826,000
Deferred tax liability	(916,910,000)
Transaction with Walmart | YHD marketplace | Technology
Allocation of purchase price
Intangible assets acquired	¥ 537,785,000
Amortization years	7 years
Transaction with Walmart | YHD marketplace | Domain names and trademark
Allocation of purchase price
Intangible assets acquired	¥ 3,099,958,000
Amortization years	20 years
Transaction with Walmart | YHD marketplace | Customer relationship
Allocation of purchase price
Intangible assets acquired	¥ 29,896,000
Amortization years	10 years
Business cooperation agreement
Acquisition Of Certain Business, Equity Investment And Intangible Assets
Period of agreement	5 years